Financial Instruments (Details)						1 Months Ended	12 Months Ended
	Sep. 02, 2022 AUD ($)	Sep. 11, 2021 AUD ($)	Sep. 07, 2021 AUD ($)	Sep. 07, 2020 AUD ($)	Sep. 11, 2019 AUD ($)	Jul. 27, 2021 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Financial Instruments (Details) [Line Items]
Average annual movement foreign exchange rate							8.19%	9.16%
Impact of weakened/strengthened of Australian dollar against US Dollar on post-tax loss (in Dollars)							$ 2,233,871	$ 1,896,923
Cash accounts						$ 3,000,000
Interest rate						0.05%	0.15%
Cash And Cash Equivalent [Member] | Interest Rate of 0.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 66,841
Interest rate									0.00%
Cash And Cash Equivalent [Member] | Interest Rate of 0.60 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 3,448,551
Interest rate									0.60%
Cash And Cash Equivalent [Member] | Interest Rate of 0.05 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 83,932
Interest rate									0.05%
Cash And Cash Equivalent [Member]
Financial Instruments (Details) [Line Items]
Interest rate							0.04%
Cash And Cash Equivalent [Member] | Term Deposit [Member]
Financial Instruments (Details) [Line Items]
Cash accounts		$ 150,000
Interest rate		0.10%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate 0.01 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts							$ 4,863,883
Interest rate							0.29%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts							$ 106,224	$ 119,340
Interest rate							0.00%	0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.00 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts							$ 281,415
Interest rate							0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.00 Two Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts							$ 29,361,393			$ 20,233,747
Interest rate							0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.10 Matures [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 42,713		$ 150,000
Interest rate	0.15%		0.15%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.60 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts								$ 3,231,661
Interest rate								0.01%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.05 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts								$ 46,862
Interest rate								0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts								$ 21,523,678	$ 5,403,402		$ 16,159,039
Interest rate								0.00%	0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.80 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts			$ 42,713
Interest rate			0.10%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 2.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts					$ 150,000
Interest rate					0.80%
Cash And Cash Equivalent [Member] | Insurance risk [member] | Interest Rate of 0 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts												$ 3,716,309
Cash And Cash Equivalent [Member] | Interest Rate of 2.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts				$ 42,713
Interest rate				0.80%